Total Debt - Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term debt	$ 431,135	$ 451,727
Debt Instrument Carrying Amount	442,573
Less: Current portion of long-term debt	(38,465)	(34,983)
Long-term debt, net of current portion	392,670	416,744
Secured syndicated term loan dated 8/30/2005
Debt Instrument [Line Items]
Total long-term debt	20,740	22,539
Secured term loan facility under senior secured credit facility dated 12/19/2006
Debt Instrument [Line Items]
Total long-term debt	14,920	17,020
Secured term loan dated 10/25/2006
Debt Instrument [Line Items]
Total long-term debt	17,902	19,019
Secured term loan dated 10/27/2006
Debt Instrument [Line Items]
Total long-term debt	11,458	12,376
Secured syndicated term loan dated 10/30/2006
Debt Instrument [Line Items]
Total long-term debt	46,803	49,374
Secured term loan dated 9/12/2008
Debt Instrument [Line Items]
Total long-term debt	26,470	29,675
Secured syndicated term loan dated 4/24/2008
Debt Instrument [Line Items]
Total long-term debt	26,082	27,555
Secured syndicated term loan dated 7/8/2008
Debt Instrument [Line Items]
Total long-term debt	2,047	3,971
Secured term loan dated 4/1/2010
Debt Instrument [Line Items]
Total long-term debt	1,533	1,922
Secured term loan dated 4/1/2010
Debt Instrument [Line Items]
Total long-term debt	0	275
Roll over agreement dated 4/1/2010
Debt Instrument [Line Items]
Total long-term debt	5,524	6,386
Corporate credit facility dated 3/11/2013
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	63,500	73,500
Senior convertible notes
Debt Instrument [Line Items]
Long Term Debt	74,812	73,115
Trade credit facility dated 8/9/2013
Debt Instrument [Line Items]
Credit facility amount outstanding	0	115,000
Borrowing base facility agreement dated 9/19/2013
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	115,000	0
Roll over agreement dated 3/21/2014
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	$ 4,344	$ 0